Financial debt	12 Months Ended
Dec. 31, 2023
Financial debt
Financial debt

Note 13. Financial debt

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
Bank borrowings	9,984	29,689	27,206
Derivatives instruments	—	9,876	10,265
Accrued interest payable on loans	6	316	3,719
Lease liabilities	130	4,510	6,565
Royalty certificates liabilities	0	0	6,327
Total debt	10,119	44,390	54,082

The breakdown between long-term and short-term debt is as follows:

December 31, 2021	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	1,244	7,484	1,256	—
Derivatives	—	—	—	—
Accrued interest payable on loans	—	6	—	—
Lease liabilities	38	92	—	—
Total debt	1,282	7,582	1,256	—

December 31, 2022	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Accrued interest payable on loans	100	—	216	—
Lease liabilities	1,277	3,233	—	—
Total debt	5,851	8,232	27,860	2,448

December 31, 2023	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	2,928	4,872	17,848	1,558
Derivatives	—	—	10,265	—
Accrued interest payable on loans	82	—	3,636	—
Lease liabilities	2,298	4,267	—	—
Royalty certificates liabilities	—	—	—	6,327
Total debt	5,308	9,140	31,749	7,885

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as at December 31, 2021, 2022 and 2023.

Movements in the period break down as follows:

(in thousands of euros)
January 1, 2021	10,055
Subscription of new leases	143
Repayment of bank borrowings	(13)
Repayment of lease liabilities	(15)
Accrued interests	(51)
December 31, 2021	10,119
Subscription of state-guaranteed PGE loan	1,780
Subscription of PPR loan	3,560
Subscription of derivatives instruments (2)	9,649
Subscription of bank borrowings (1) (2)	15,400
New lease contracts	5,109
Repayment of bank borrowings	(1,033)
Repayment of lease liabilities	(735)
Capitalized interests	308
Change in fair value of derivatives instruments (2)	407
Exchange rate change	6
December 31, 2022	44,390
New lease contracts	3,706
Issue of royalty certificates (1)	5,100
Repayment of bank borrowings	(2,485)
Repayment of lease liabilities	(1,612)
Interests on royalty certificates	1,227
Capitalized interest (2)	3,405
Change in fair value of derivatives instruments (2)	389
Exchange rate change	(38)
December 31, 2023	54,082

(1) Net proceed

(2) EIB’s loan and warrants

Movements are further detailed as follows:

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance					movements	balance
	sheet at		Capitalized		Fair	in	sheet on
	Jan. 1,	Additions	interest	Repayments	Value	exchange	December
(in thousands of euros)	2023	(+)	(+)	(-)	Variation	rates	31, 2023
Lease liabilities	4,510	3,706		(1,612)		(38)	6,566
PGE SG 2020 (state-guaranteed)	2,926			(830)			2,096
PGE BPI France 2020 (state-guaranteed)	3,094			(825)			2,269
PGE CA 2020 (state-guaranteed)	2,926			(830)			2,096
PPR CA 2022	1,780						1,780
PPR SG 2022	1,780						1,780
PGE BPI France 2022 (state-guaranteed)	1,780						1,780
BEI EMPRUNT PART 1 2022	15,400						15,400
DETTE BSA BEI 2022	9,876				389		10,265
Royalty certificates	—	5,100	1,227				6,327
Accrual interests	319	—	3,405				3,724
Total Debt	44,390	8,806	4,632	(4,097)	389	(38)	54,082

						Debt carried
	Debt carried				Effect of	on the
	on the balance				movements	balance sheet
	sheet at Jan. 1,	Additions	Repayments	Fair Value	in exchange	on December
(in thousands of euros)	2022	(+)	(-)	Variation	rates	31, 2022
Lease liabilities	130	5,109	(735)	—	6	4,510
PGE SG 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PGE BPI France 2020 (state-guaranteed)	3,300	—	(206)	—	—	3,094
PGE CA 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PPR CA 2022	—	1,780	—	—	—	1,780
PPR SG 2022	—	1,780	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	—	1,780	—	—	—	1,780
BEI EMPRUNT PART 1 2022	—	15,400	—	—	—	15,400
DETTE BSA BEI 2022	—	9,469	—	407	—	9,876
Accrual interests	11	308	—	—	—	319
Total Debt	10,119	35,625	(1,767)	407	6	44,390

13.1.French state-guaranteed loan (“PGE”) and equity recovery loans (“PPR”)

In May 2020, the Company entered into three credit agreements pursuant to which it received €10.0 million in the form of state-guaranteed loans (Prêts Garantis par l’Etat, or “PGE”) which are provided by a syndicate of French banks and guaranteed by the French government in the context of the COVID-19 pandemic and were initially set to mature in May 2021. These loans were extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

In June 2022, the Company entered into three loan agreements with a syndicate of French banks for a total amount of €5.3 million. One loan agreement was part of a state-guaranteed PGE loan facility with Bpifrance and the other two loan agreements were part of a stimulus economic plan (Prêts Participatifs Relance, or “PPR”) granted by Crédit Agricole Champagne-Bourgogne and Société Générale.

The PGE loan granted by Bpifrance in 2022 is guaranteed up to 90% by the French government with an initial term of twelve months. In May 2023, the Company exercised the option to extend the maturity to align with the 2020 PGE, until May 2026. The two PPR loans are guaranteed predominantly by the French government and feature an eight-year financing period and a four-year repayment period.

The PGE repayments in 2023 amounted to €2.5 million, compared to €1.0 million in 2022, so an aggregate amount of €3.5 million as of December 31, 2023.

13.2. Credit facility agreement with the European Investment Bank

On May 16, 2022, the Company entered into the Finance Contract with the EIB for up to €50 million, divided into two tranches of €25 million each.

●	On December 8, 2022, the Company received the disbursement of Tranche A. Capitalized interest for Tranche A is 8% and repayment is due in December 2026, four years after its disbursement.
●	On January 18, 2024, the Company received the disbursement of Tranche B (see Note 29. – Events after the reporting date). Capitalized interest for Tranche B is 7% and repayment is due in January 2027, three years after its disbursement.

The Finance Contract may, in certain circumstances, be prepaid, in whole or in part, for a prepayment fee, either at the election of the Company or as a result of EIB’s demand following certain prepayment events, including a change of control or change in senior management of the Company.

Subject to certain terms and conditions, upon the occurrence of usual events of default (i.e., including payment default, misrepresentation, cross default), EIB may demand immediate repayment by the Company of all or part of the outstanding loan. As of December 31, 2023 and as of date of authorization of the issuance of these financial statements, none of the conditions that would result in an immediate demand by EIB for the repayment were met.

Tranche A of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan is €15.4 million on December 8, 2022, and remains unchanged at December 31, 2023, with an effective interest rate of 21.91%. The fair value of the loan, at both dates, is close to the amortized cost. The amortized cost of the loan was €21.4 million on December 31, 2023, with an effective interest rate of 21.91%. The fair value of the loan as of December 31, 2023, amount to €18.9 million, with a market rate of 22.2%.

The capitalized interest amounted to €3.4 million in the period 2023 (compared to €0.3 million in the period 2022).

13.3. Derivatives

On July 1, 2022, in connection with the Finance Contract with EIB (see section above “Credit facility agreement with the European Investment Bank”), the Company entered into a warrant agreement as a condition to the potential funding of the two tranches of the credit facility. Each EIB Warrant has a subscription price of €0.01 and gives the right to subscribe to one share.

The number of EIB Warrants issued to EIB was determined based on (i) the aggregate amount raised by the Company through one or more equity offerings, or through upfront or milestone payments, from the date of the Finance Contract to the time of the disbursement of the relevant tranche, and (ii)(a) the average price per share paid for the Company’s shares in its most recent qualifying equity offering or (ii)(b) for Tranche A only, in case of no qualifying equity offering, the volume weighted average price per share of the Company over the last 180 calendar days.

The EIB Warrants have a maturity of twelve years and are exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche A, (iii) an event of default under the Finance Contract, or (iv) a repayment demand by the EIB under the Finance Contract. The EIB Warrants shall automatically be deemed null and void if they are not exercised within the twelve-year period. Each EIB Warrant will entitle EIB to one ordinary share of the Company in exchange for the exercise price (subject to anti-dilutive provisions). However, the exercise ratio of Tranche A warrants has been adjusted following the capital increase carried out on September 5, 2023, on December 31, 2023, one Tranche A warrant entitles its holder to subscribe for 1.20 ordinary shares in the Company. EIB is entitled to a put option at its intrinsic value to require the Company to buy back the exercisable EIB Warrants not yet exercised in certain of these occurrences.

On November 28, 2022, the Company issued 2,266,023 EIB Warrants to EIB, in accordance with the terms of the 25th resolution of the Combined General Shareholders' Meeting of May 19, 2022 and Article L. 225-138 of the French Commercial Code, as a condition to the financing of Tranche A, representing approximately 5.2% of the Company’s share capital as of December 31, 2023. The exercise price of the EIB Warrants issued in connection with Tranche A is €4.0152, if and when they may be exercised. The potential gross proceeds if all EIB Warrants issued in connection with Tranche A were exercised would amount to €9.1 million. The transactions costs for the issuance of the EIB Warrants issued in connection with Tranche A amounted to €56 thousands.

The warrants issued to EIB in connection with the Finance Contract do not meet the “fixed for fixed” criteria (non-cash settlement option which may result in exchanging a variable number of shares for a variable price) and are accounted for as standalone derivative instruments. The Company’s put options meet the definition of a derivative that are valued with the EIB Warrants.

The warrant agreement includes a put option: EIB may request the Company to buy back the EIB Warrants in cash. In this context the purchase price will be defined as the difference between the volume weighted average of the trading price of the ordinary shares over the last 90 trading days and the strike price. The amount is capped, and EIB may exercise the EIB Warrants for which they did not exercise the put option.

At inception, the financial debts are split between (i) a debt component accounted for at amortized cost, and (ii) a premium corresponding to the initial fair value of attached EIB Warrants (then remeasured at fair value through profit and loss) including a component corresponding to the put options.

Valuation approach

The fair value of the EIB Warrants has been estimated based on a Longstaff Schwartz approach, including the put option and the attached cap.

This approach enables the estimation of the value of American options (that may be exercised during a specific period of time) with complex way of exercise (the warrant holder may exercise the warrants on the market based on the Company’s share price or exercise the put option based on the 90 days average share price of the Company).

The Longstaff Schwartz approach is also based on the value of the underlying equity instrument at the valuation date, the volatility observed on the historical share price of the Company, and the contractual lifespan associated equity instruments.

The hypothesis and results are detailed in the following tables:

BSA 2022
Grant date	11/28/2022
Expiration date	11/28/2030
Number of BSA issued	2,266,023
Subscription premium price per share (€)	0.01
Exercise price per share (€)	4.02
Valuation method	Longstaff Schwartz

	As of November 28,	As of December 31,	As of December 31,
	2022 (Grant Date)	2022	2023
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per BSA	1.00	1.00	1.20
Stock price (€)	4.13	4.48	4.10
Maturity (years)	12.0	11.9	10.9
Volatility	68%	68%	62%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	9,876	10,266
Unit fair value	4.18	4.36	4.53

13.4. Lease liabilities

As of December 31, 2023

Lease liabilities amount to €6.6 million as of December 31, 2023, and increase by €2.1 million compared to December 31, 2022. The lease liabilities are recognized each time a new Fibroscans is leased, on a period of four years. Lease liabilities are calculated using specific discount rates, in connection with the geographic area, the maturity of the debt, and the commencement date, according to the method described in Note 3.2 – Lease contracts. The rates for contracts in progress as of December 31, 2023 range from 1.89% to 5.18%.

As of December 31, 2022

The net increase in lease liabilities of €4.5 million is related to the increase of €5.1 million in rights of use assets for the Fibroscans leased equipment. The lease liabilities are recognized each time a new Fibroscans is leased, on a period of four years. Lease liabilities are calculated using specific discount rates, in connection with the geographic area, the maturity of the debt, and the commencement date, according to the method described in Note 3.2 – Lease contracts. The rates for contracts in progress as of December 31, 2022 range from 1.89% to 5.18%.

13.5. Royalty Certificates liabilities

On August 31, 2023, the Company announced the issuance of the Royalty Certificates for an aggregate amount of €5.1 million described in Note 1.2 – Significant events of 2023.

The Royalty Certificates are accounted at the inception at the fair value (€5.1 million on August 31, 2023), and then at the amortized cost (€6.3 million on December 31, 2023) with an effective interest rate of 31.9%.

Fair value as of December 31, 2023

On December 31, 2023, the fair value of the Royalty Certificates, calculated using discounted cash flow approach, amounts to €9.6 million.

The fair value corresponds to the net present value of royalties, which depend on assumptions made by the Company with regards to the probability of success of its studies, the markets sales of lanifibranor and the discount rate (24.9%). The discount rate has been estimated based on a reconciliation between the Company’s business plan and the Company’s market capitalization as of December 31, 2023.